Derivative Liabilities (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 09, 2015	May 22, 2015	Apr. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Apr. 14, 2016
Gain (loss) on change in fair value of warrants					$ (157,216)	$ (877,490)	$ (877,490)	$ (968,840)
Transfer of warrant derivatives from liability to equity classification				$ 0	$ 0		$ 2,200,219	$ 16,974
Warrant [Member] | Revised Agreements [Member]
Number of common stock issue, new issue							471,697
Transfer of warrant derivatives from liability to equity classification							$ 2,200,219
Private placement offering (the "2016-2017 Offering'') [Member] | Warrant [Member] | Placement Agents [Member]
Number of common stock issue, new issue	26,099	298,551
Exercise price (in dollars per share)	$ 1.50	$ 1.50
Warrant term	5 years	5 years
Private Placement Offering (the "April 2016 Offering") [Member] | 2016 Placement Agent Warrants [Member] | Placement Agents [Member]
Number of common stock issue, new issue			153,713
Exercise price (in dollars per share)			$ 1.60						$ 1.60
Warrant term			5 years